Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred charges, net
Balance at the beginning of the period	$ 8,962
Balance at the end of the period	13,031	$ 8,962
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	8,962	8,199	$ 4,751
Additions	13,306	7,511	8,976
Amortization	(9,237)	(6,748)	(5,528)
Balance at the end of the period	$ 13,031	$ 8,962	$ 8,199
Period of amortization for deferred costs	2 years 6 months